Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 05, 2024
Document Effective Date	Jan. 05, 2024
Prospectus Date	Jan. 05, 2024
Cabana Target Beta ETF | Cabana Target Beta ETF
Prospectus:
Trading Symbol	TDSB